Investments in joint ventures - Summary financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint operations [line items]
Current assets	$ 6,149,591	$ 4,168,984	$ 3,683,753
Non-current assets	8,274,729	7,749,467	6,431,525
Current liabilities	(2,859,228)	(1,906,779)	(1,980,900)
Total revenue	3,359,984	3,101,175	2,914,180
Profit (loss) for the year	77,211	126,423	316,434
Other comprehensive income (loss) for the period	141	73,054	(51,330)
Total comprehensive income (loss) for the period	77,352	199,477	265,104
Shanghai Xinxin Investment Centre (Limited Partnership) ("Shanghai Xinxin")
Disclosure of joint operations [line items]
Current assets	3,956	1,453	10,679
Non-current assets	16,462	53,782	13,283
Current liabilities	(268)	(6)	(7)
Net assets	20,150	55,229	23,955
Profit (loss) for the year	4,827	(390)	4,540
Other comprehensive income (loss) for the period		30,441
Total comprehensive income (loss) for the period	4,827	$ 30,051	4,540
Dividends received from the joint venture during the year	$ 13,324		$ 2,027
Proportion of ownership interest and voting power (as a percent)	49.00%	49.00%	49.00%
Value of ownership interest in associate	$ 9,874	$ 27,062	$ 11,740
Distribution to general partner	3,179
Carrying amount of the Group's interest in joint venture	$ 13,053	$ 27,062	$ 11,740